Total
Class Y Prospectus | SIT INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY FUND
Investment Goal
Long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Prospectus SIT INTERNATIONAL EQUITY FUND Class Y
Management Fees	0.51%
Distribution (12b-1) Fees	none
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.85%	[1]
[1]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class Y Prospectus | SIT INTERNATIONAL EQUITY FUND | Class Y | USD ($)	87	271	471	1,049

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, warrants, participation notes and depositary receipts. The Fund will invest primarily in equity securities of issuers of all capitalization ranges that are located in at least three countries other than the U.S. It is expected that at least 40% of the Fund's assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets. Generally, the Fund will invest less than 20% of its assets in emerging markets. Emerging market countries are those countries that: (i) are characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) are included in an emerging markets index by a recognized index provider; or (iii) have similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. One or more Sub-Advisers may apply a quantitative investment style, which generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A Sub-Adviser may take long positions with respect to investments it believes to be undervalued and likely to increase in price, while also taking short positions (including through derivative instruments) with respect to investments it believes to be overvalued and likely to decrease in price.

The Fund may invest in futures contracts, forward contracts, options and swaps for hedging or investment purposes, including seeking to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall risk.

The Fund may purchase futures contracts or shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly.

Principal Risks
Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 20.30% (06/30/2020)
Worst Quarter: -25.22% (03/31/2020)
The Fund's Class Y Shares commenced operations on December 31, 2014. For the full calendar year ended December 31, 2014, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.

Average Annual Total Returns (for the periods ended December 31, 2023)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - Class Y Prospectus - SIT INTERNATIONAL EQUITY FUND	Label	Average Annual Returns, 1 Year [1]	Average Annual Returns, 5 Years [1]	Average Annual Returns, 10 Years [1]	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date [1]
Class Y	Return Before Taxes	18.34%	8.54%	4.32%	3.92%	Dec. 20, 1989
After Taxes on Distributions | Class Y	Return After Taxes on Distributions	17.88%	7.44%	3.58%	2.98%
After Taxes on Distributions and Sale of Fund Shares | Class Y	Return After Taxes on Distributions and Sale of Fund Shares	11.49%	6.67%	3.33%	2.92%
MSCI EAFE Index Return (net) (reflects no deduction for fees or expenses)	MSCI EAFE Index Return (net) (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	4.65%	Dec. 20, 1989
[1]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.